Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net Loans And Advances To Customers [Abstract]
Loans secured on residential properties	£ 184,317	£ 174,712
Corporate loans	19,057	19,282
Finance leases	4,645	3,916
Other unsecured loans	7,742	9,404
Accrued interest and other adjustments	688	452
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,220	3,175
Amounts due from Santander UK Group Holdings plc	0	6
Loans and advances to customers	220,669	210,947
Credit impairment loss allowances on loans and advances to customers	(931)	(828)
Residual value and voluntary termination provisions on finance leases	(22)	(25)
Net loans and advances to customers	£ 219,716	£ 210,094